Equity -Summary of Equity Compensation Plans Narrative (Details) - shares shares in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at end of year	2,996	2,887	4,892